Segment information (Primary segment) - Disclosure of reconciliation between adjusted profit and statutory profit (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Operating segments
Total Income	€ 29,182	€ 29,035
Profit before tax	9,104	8,724
Profit	6,833	6,059
Underlying Profit
Operating segments
Total Income	31,010	31,050
Profit before tax	10,303	9,508
Profit	6,833	6,059
Adjustments
Operating segments
Total Income	(1,828)	(2,015)
Profit before tax	(1,199)	(784)
Profit	0	0
Retail & Commercial Banking | Underlying Profit
Operating segments
Total Income	15,710	16,277
Profit before tax	5,468	5,243
Profit	3,687	3,374
Digital Consumer Bank | Underlying Profit
Operating segments
Total Income	6,425	6,449
Profit before tax	1,456	1,341
Profit	1,042	1,069
Corporate & Investment Banking | Underlying Profit
Operating segments
Total Income	4,354	4,178
Profit before tax	2,318	2,151
Profit	1,534	1,405
Wealth Management & Insurance | Underlying Profit
Operating segments
Total Income	2,032	1,837
Profit before tax	1,274	1,106
Profit	948	794
Payments | Underlying Profit
Operating segments
Total Income	2,840	2,659
Profit before tax	594	274
Profit	335	25
Corporate Centre | Underlying Profit
Operating segments
Total Income	(351)	(350)
Profit before tax	(807)	(606)
Profit	€ (713)	€ (609)